Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Assets
Total Assets		$ 5,408,859
Current liabilities:
Total liabilities		24,748,922
Commitments and Contingencies (Note 4)
Stockholder's deficit
Common stock, $0.0001 par value; 1,000 shares authorized; 100 shares issued and outstanding as of March 31, 2025 and December 31, 2024	[1]	1,750
Additional paid-in capital		9,323,403
Accumulated deficit		(28,665,216)
Total stockholders' deficit	[1]	(19,340,063)	$ (15,793,754)
Total liabilities and stockholders' deficit		5,408,859
Iris Parent Holding Corp
Current liabilities:
Accrued expenses		805	400
Total liabilities		805	400
Commitments and Contingencies (Note 4)
Stockholder's deficit
Common stock, $0.0001 par value; 1,000 shares authorized; 100 shares issued and outstanding as of March 31, 2025 and December 31, 2024		0	0
Additional paid-in capital		10	10
Stock subscription receivable		(10)	(10)
Accumulated deficit		(805)	(400)
Total stockholders' deficit		$ (805)	$ (400)

[1]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.